Other Assets and Other Liabilities and Deferred Income (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets and Other Liabilities and Deferred Income [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]
Other assets at December 31 were as follows (in millions):

	2018	2019
Accrued interest and other non-finance receivables	$1,080	$898
Collateral held for resale, at net realizable value	877	843
Prepaid reinsurance premiums and other reinsurance recoverables	658	687
Property and equipment, net of accumulated depreciation (a)	192	212
Deferred charges – income taxes	216	171
Restricted cash	140	139
Investment in non-consolidated affiliates	123	132
Deferred charges	96	120
Operating lease assets	—	108
Other	74	88
Total other assets	$3,456	$3,398
__________

(a)	Accumulated depreciation was $367 million and $393 million at December 31, 2018 and 2019, respectively.

Other liabilities and deferred revenue at December 31 were as follows (in millions):

	2018	2019
Interest payable	$752	$888
Unearned insurance premiums and fees	775	806
Income tax and related interest (a)	369	433
Deferred revenue	113	110
Operating lease liabilities	—	110
Payroll and employee benefits	70	74
Other	228	212
Total other liabilities and deferred revenue	$2,307	$2,633

__________
(a)
Includes tax and interest payable to affiliated companies of $193 million and $294 million at December 31, 2018 and 2019, respectively.